Seward & Kissel LLP
                       1200 G Street, N.W.
                            Suite 350
                      Washington, D.C. 20005
                      (202) 737-8833 (phone)
                       (202) 737-5184 (fax)

                                                February 11, 2003

VIA EDGAR
----------
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

     Re:  The Alliance Stock Funds:
          Alliance All-Asia Investment Fund, Inc.
          (File Nos.  33-84270 and 811-08776)
          Alliance Growth and Income Fund, Inc.
          (File Nos. 2-11023 and 811-00126)
          Alliance Quasar Fund, Inc.
          (File Nos. 2-29901 and 881-01716)
          Alliance Worldwide Privatization Fund, Inc.
          (File Nos. 33-76598 and 811-08426)
          The Alliance Portfolios
          (File Nos.  33-12988 and 811-05088)

Ladies and Gentlemen:

          On behalf of the above-referenced Alliance Stock Funds (the "Funds"), we are transmitting a certification pursuant to Rule 497(j) under the Securities Act of 1933. In this regard, we certify that the Prospectuses and Statements of Additional Information for the Funds that would have been filed under Rule 497(c) do not differ from those included in the most recent post-effective amendment to each Fund's registration statement. That post-effective amendment was filed electronically with the Securities and Exchange Commission on January 30, 2003.

                                        Sincerely,


                                        /s/ Jennifer M. Reik
                                        -------------------------
                                            Jennifer M. Reik

00250.0157 #383855